Consolidated Statements of Shareholders' Equity (unaudited) - CAD ($) $ in Millions	Total	Share Capital [Member]	Paid in Surplus [Member]	Retained Earnings [Member]	AOCI [Member] [1]
Beginning balance at Dec. 31, 2018	$ 17,468	$ 11,040	$ 4,367	$ 1,023	$ 1,038
Net Earnings (Loss)	2,081			2,081
Other Comprehensive Income (Loss)	(146)				(146)
Comprehensive Income (Loss)	1,935			2,081	(146)
Stock-Based Compensation Expense	7		7
Dividends on Common Shares	(183)			(183)
Ending balance at Sep. 30, 2019	19,227	11,040	4,374	2,921	892
Beginning balance at Dec. 31, 2018	17,468	11,040	4,367	1,023	1,038
Ending balance at Dec. 31, 2019	19,201	11,040	4,377	2,957	827
Net Earnings (Loss)	(2,226)			(2,226)
Other Comprehensive Income (Loss)	125				125
Comprehensive Income (Loss)	(2,101)			(2,226)	125
Stock-Based Compensation Expense	9		9
Dividends on Common Shares	(77)			(77)
Ending balance at Sep. 30, 2020	$ 17,032	$ 11,040	$ 4,386	$ 654	$ 952

[1]	Accumulated other comprehensive income (loss) (“AOCI”).